Fair Value Measurements - Additional Information (Detail)	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Foreign bonds [Member] | Japanese bonds [Member]
Statement [Line Items]
Percentage of total investment in bonds	28.00%	20.00%	17.00%
Foreign bonds [Member] | US European and other bonds [Member]
Statement [Line Items]
Percentage of total investment in bonds	72.00%	80.00%	83.00%
Other equity securities [Member] | Listed stocks on the Japanese stock markets [Member]
Statement [Line Items]
Percentage of total investment in stocks	89.00%	90.00%	92.00%